Schedule of Deductible Temporary Differences and Unused Tax Losses (Details) - Unused tax losses [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share issue costs [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 1,899,434	$ 2,782,651	$ 2,119,858
Deductible temporary differences and unused tax losses, expiry	2028	2027	2027
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 19,579	$ 16,101	$ 153,117
Asset retirement obligation [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses			5,718,041
Exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses
Noncapital losses [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	37,156,322	23,300,283	21,255,282
Noncapital losses [member] | CANADA
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 14,174,648	$ 9,283,130	$ 3,995,237
Deductible temporary differences and unused tax losses, expiry	2042 to 2044	2042 to 2043	2042
Noncapital losses [member] | UNITED STATES
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 12,362,896	$ 4,228,651	$ 16,533,694
Deductible temporary differences and unused tax losses, expiry	indefinite	indefinite	indefinite
Noncapital losses [member] | TÜRKIYE
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses			$ 723,950
Deductible temporary differences and unused tax losses, expiry			2024 to 2027
Noncapital losses [member] | BULGARIA
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 3,240	$ 3,443	$ 2,401
Deductible temporary differences and unused tax losses, expiry	2028	2028	2027
Noncapital losses without expiration [member] | UNITED STATES
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 10,615,538	$ 9,785,059
Deductible temporary differences and unused tax losses, expiry	2028 to 2037	2028 to 2037